Property, Plant and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Land	$ 30,807,000	$ 26,791,000
Buildings	330,925,000	317,474,000
Leasehold and land improvements	1,129,818,000	1,048,278,000
Cell site equipment	2,874,397,000	2,676,878,000
Switching equipment	1,113,780,000	991,934,000
Office furniture and equipment	570,776,000	520,756,000
Other operating equipment	127,253,000	120,586,000
System development	545,193,000	471,334,000
Work in process	285,500,000	166,506,000
Property, plant and equpment, gross	7,008,449,000	6,340,537,000
Accumulated depreciation and amortization	4,218,147,000	3,766,015,000
Property, plant and equipment, net	2,790,302,000	2,574,522,000
Depreciation and amortization expense	565,100,000	559,000,000	551,700,000
Loss on asset disposals, net	$ 9,900,000	$ 10,700,000	$ 16,200,000
Buildings
Property, Plant and Equipment [Line Items]
Useful life	20
Leasehold and land improvements
Property, Plant and Equipment [Line Items]
Useful life - range maximum	30
Useful life - range minimum	1
Cell site equipment
Property, Plant and Equipment [Line Items]
Useful life - range maximum	25
Useful life - range minimum	6
Switching equipment
Property, Plant and Equipment [Line Items]
Useful life - range maximum	8
Useful life - range minimum	1
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Useful life - range maximum	5
Useful life - range minimum	3
Other operating equipment
Property, Plant and Equipment [Line Items]
Useful life - range maximum	25
Useful life - range minimum	5
System development
Property, Plant and Equipment [Line Items]
Useful life - range maximum	7
Useful life - range minimum	3